Core Deposit Intangible (Tables)	12 Months Ended
Dec. 31, 2012
CORE DEPOSIT INTANGIBLE
Schedule of gross carrying value and accumulated amortization of the core deposit intangible
	December 31,
	2012	2011
Core deposit intangible	$3,258,000	$3,258,000
Less accumulated amortization	(2,723,000)	(2,442,000)

	$535,000	$816,000

Schedule of estimated future amortization expense on core deposit intangible
Year Ending December 31,	Amount
2013	$264,000
2014	75,000
2015	58,000
2016	58,000
2017	58,000